Securitizations and Variable Interest Entities - Classification of consolidated VIEs' assets and liabilities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
Consolidated VIE assets
Cash and cash equivalents		¥ 4,827,144	¥ 4,239,359	¥ 4,105,049
Trading assets
Derivatives	[1]	1,678,000	1,524,000
Office buildings, land, equipment and facilities		444,335	448,785
Other		1,164,964	1,155,621
Total		57,458,630	55,147,203
Trading liabilities
Derivatives	[1],[2]	2,304,000	1,947,000
Borrowings
Short-term borrowings		897,073	1,054,717
Long-term borrowings		13,048,498	12,452,115
Total		54,062,244	51,698,690
Variable Interest Entity, primary beneficiary [Member]
Consolidated VIE assets
Cash and cash equivalents		17,000	73,000
Trading assets
Equities		527,000	539,000
Debt securities		643,000	613,000
CMBS and RMBS		156,000	94,000
Derivatives		1,000	1,000
Private equity and debt investments		67,000	49,000
Office buildings, land, equipment and facilities		32,000	15,000
Other		44,000	84,000
Total		1,487,000	1,468,000
Trading liabilities
Derivatives		0	0
Borrowings
Short-term borrowings		211,000	220,000
Long-term borrowings		975,000	886,000
Other		49,000	6,000
Total		¥ 1,235,000	¥ 1,112,000

[1]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity and debt investments—Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[2]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.